Biological Assets (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about biological assets [line items]
Disposal of biological assets	$ 663	$ 0
Plants | Level 3 Investments
Disclosure of detailed information about biological assets [line items]
Disposal of biological assets	$ 663